Income Taxes (Details) - Schedule of unrecognized tax benefits - Cepton Technologies, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of unrecognized tax benefits [Line Items]
Unrecognized tax benefits as of the beginning of the year	$ 1,090
Increases related to prior year tax provisions		910
Increase related to current year tax provisions	381	180
Unrecognized tax benefits as of the end of the year	$ 1,471	$ 1,090